CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating costs:
Legal and accounting expenses	$ 174,317	$ 60,546	$ 721,446	$ 712,495
Insurance expense	24,867	95,151	227,134	251,768
Franchise tax expense	(186,364)	75,874	238,542	226,974
Listing fees		21,250		85,000
Other operating costs			14,302	7,795
Loss from operations	(76,749)	(406,574)	(1,587,286)	(1,670,440)
Other (expense) income, net:
Change in fair value of warrant liability	58,900	447,950	(4,058,500)	(53,450)
Dividend income on marketable securities held in Trust Account	4,494	559,907	966,174	6,707,678
Financing expense			(274,973)	(934,906)
Other income	63,394	732,884	(3,367,299)	5,719,322
(Loss) income before provision for income taxes	(13,355)	326,310	(4,954,585)	4,048,882
Provision for income taxes	(88,327)	(64,703)	(152,466)	(1,319,280)
Net (loss) income	(101,682)	261,607	(5,107,051)	2,729,602
Nonrelated Party
Operating costs:
Administrative expenses	18,766	106,749	205,862	154,908
Related Party
Operating costs:
Administrative expenses	$ 45,000	$ 45,000	$ 180,000	$ 231,500
Class A common stock subject to redemption
Other (expense) income, net:
Weighted average shares outstanding, basic	37,986	3,592,063	1,613,326	12,413,050
Weighted average shares outstanding, diluted	37,986	3,592,063	1,613,326	12,413,050
Basic net (loss) income per share	$ 0.1	$ 0.04	$ (0.46)	$ 0.26
Diluted net (loss) income per share	$ 0.1	$ 0.04	$ (0.46)	$ 0.26
Class And B Non Redeemable Common Stock
Other (expense) income, net:
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.02)	$ 0.02	$ (0.76)	$ (0.09)
Diluted net (loss) income per share	$ (0.02)	$ 0.02	$ (0.76)	$ (0.09)